Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease, Cost
The components of total lease costs for operating leases for the period presented were as follows:

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Operating lease cost	$28,959	$18,831	$18,886
Variable lease cost	16,203	13,335	7,024
Short-term lease cost	938	483	603
Total lease cost	$46,100	$32,649	$26,513
The supplemental cash flow information related to operating leases for the periods presented were as follows:

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Cash payments for operating lease liabilities	$19,047	$18,419	$16,834
Operating lease liabilities arising from obtaining new operating lease ROU assets during the period	101,951	11,495	11,089

The weighted-average remaining lease terms and discount rates for operating leases were as follows:

	As of December 31,
	2024	2023	2022
Weighted-average remaining lease term (years)	6.8	5.7	6.4
Weighted-average discount rate	6.3%	4.6%	4.4%

Lessee, Operating Lease, Liability, to be Paid, Maturity
Future minimum lease payments under non-cancellable leases as of December 31, 2024, were as follows:

Amount
(in thousands)
Years ending December 31,
2025	$24,731
2026	30,155
2027	30,540
2028	30,546
2029	30,300
Thereafter	58,402
Total undiscounted lease payments	204,674
Less: imputed interest	(41,164)
Total operating lease liabilities	$163,510